CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 6,702	$ 4,061	$ 1,569
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	1,105	820	988
Deferred income taxes	(716)	(870)	(159)
Equity based compensation expense	478
Increase (decrease) in accounts receivable allowances		(249)	246
Increase in valuation of private placement warrants	448	382
Loss on disposal of assets	111	6
Loss on debt extinguishment		485
(Increase) decrease in operating assets
Accounts receivable	(7,957)	(12,992)	12,012
Inventories	(6,575)	(1,225)	(1,001)
Prepaid expenses and other current assets	(619)	(410)	(533)
Other noncurrent assets	84	173	76
Increase (decrease) in operating liabilities
Accounts payable	2,473	7,365	(9,255)
Accrued liabilities	924	1,609	463
Income taxes payable	510	(55)	(671)
Other noncurrent liabilities	91	(73)	189
Net cash (used in) provided by operating activities	(2,941)	(973)	3,924
Cash flows from investing activities
Purchases of property, plant, equipment and other assets	(3,890)	(1,557)	(541)
Increase in cash surrender value of life insurance	(8)	(13)	(42)
Net cash used in investing activities	(3,898)	(1,570)	(583)
Cash flows from financing activities
Increase (decrease) in cash overdraft	(3,780)	3,251	(120)
Advances from current revolving line of credit - post March 20, 2012 amendment		18,338
Repayment of prior revolving line of credit		(21,633)
Proceeds from long-term debt		43	95
Proceeds from issuance of preferred stock with warrants		18,000
Payments on long-term debt and capital lease obligations	(64)	(7,880)	(2,226)
Repurchase of common stock		(4,250)
Cash paid for transaction and financing fees	(228)	(4,654)	(314)
Net cash provided by (used in) in financing activities	7,382	2,543	(3,341)
Increase in cash	543
Cash at beginning of the year
Cash at end of the year	543
Supplemental disclosures of cash flow information
Cash paid for interest	912	1,163	1,899
Cash paid for income taxes	4,353	3,695	1,196
Supplemental disclosures of noncash transactions
Unpaid property, plant, equipment and other assets	928	164
Exercise of private placement warrants	52
Dividends		224
Common stock issued due to exercise of warrant		399
Post March 20, 2012 amendment [Member]
Cash flows from financing activities
Advances from current revolving line of credit - post March 20, 2012 amendment	72,062
Repayment of prior revolving line of credit	(65,035)
Prior to March 20, 2012 amendment [Member]
Cash flows from financing activities
Net change in revolving line of credit - prior to March 20, 2012 amendment	4,249	1,328	(776)
Proceeds from exercise of private placement warrants	$ 178